Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2017
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 11,000	$ 48,000	$ 47,000	$ 122,000	$ 158,000	$ 53,000
Accrued settlement amount	$ 174,000		174,000		$ 232,000	$ 73,000	$ 160,000
Settlement upon payment amount			147,000
Settlement expense			89,000	$ 117,000
Accrued ligation amount			$ 60,000